Income Taxes (As Restated) - Provision for income tax benefit (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal															$ 0	$ 0	$ 0
State															(161)	(87)	(33)
Foreign															(850)	(372)	(340)
Total deferred income tax benefit															(1,011)	(459)	(373)
Deferred
Federal															0	10	5
State															0	13	(6)
Foreign															292	272	410
Total deferred income tax benefit (provision)															292	295	409
Total income tax (expense) benefit	$ (145)	$ (141)	$ (203)	$ (235)	$ (140)	$ (154)	$ (72)	$ (137)	$ 199	$ (375)	$ 62	$ (442)	$ (578)	$ (10)	$ (719)	$ (164)	$ 36